SHARE CAPITAL (Schedule for continuity of common stock) (Details) - USD ($)			1 Months Ended	12 Months Ended
	Jun. 01, 2021	Apr. 05, 2021	Jan. 24, 2022	Jan. 31, 2023	Jan. 31, 2022
Class of Stock [Line Items]
Beginning balance				$ 33,728,602	$ 22,962,779
Shares issued - PF warrants exercises					533,326
Shares issued - EFF commitment					0
Shares issued - Guaranteed warrants				0
Shares issued - Settlement of Earn out shares					677,939
Share-based compensation				209,441	366,469
Ending balance				$ 34,315,076	$ 33,728,602
Common Stock [Member]
Class of Stock [Line Items]
Beginning balance (Shares)				120,047,814	117,057,860
Beginning balance				$ 105,236,351	$ 103,636,830
Shares issued - PF warrants exercises (Shares)					456,100
Shares issued - PF warrants exercises					$ 533,326
Shares issued - EFF commitment (Shares)		19,774			19,774
Shares issued - EFF commitment					$ 21,787
Shares issued - Guaranteed warrants (Shares)	1,214,080				1,214,080
Shares issued - Guaranteed warrants					$ 0
Shares issued - Settlement of Earn out shares (Shares)			1,300,000		1,300,000
Shares issued - Settlement of Earn out shares					$ 677,939
Share-based compensation				$ 209,441	$ 366,469
Ending balance (Shares)				120,047,814	120,047,814
Ending balance				$ 105,445,792	$ 105,236,351